Financial Instruments And Financial Risk Management - Summary Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss (Detail)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	€ 2,574	€ 826	€ (531)
Average foreign exchange rate	0.95441	0.84819	0.87322
Closing foreign exchange rate	0.93756	0.88292	0.8916
Effects on Group Profit Loss [member] | Increase by 5%
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	€ 740	€ 1,490	€ (227)
Effects on Group Profit Loss [member] | Increase by 5% | EUR
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	0	(328)	(262)
Effects on Group Profit Loss [member] | Increase by 5% | USD
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	740	1,818	35
Effects on Group Profit Loss [member] | Reduction by 5%
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	(740)	(1,490)	227
Effects on Group Profit Loss [member] | Reduction by 5% | EUR
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	0	328	262
Effects on Group Profit Loss [member] | Reduction by 5% | USD
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	(740)	(1,818)	(35)
Effects on Group Equity [member] | Increase by 5%
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	740	1,493	(198)
Effects on Group Equity [member] | Increase by 5% | EUR
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	0	(325)	(233)
Effects on Group Equity [member] | Increase by 5% | USD
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	740	1,818	35
Effects on Group Equity [member] | Reduction by 5%
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	(740)	(1,493)	198
Effects on Group Equity [member] | Reduction by 5% | EUR
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	0	325	233
Effects on Group Equity [member] | Reduction by 5% | USD
Schedule Of Sensitivity Analysis Measurement Of Financial Instruments Denominated In Foreign Currency And Would Have Affected Equity And Profit Or Loss [Line Items]
Foreign exchange gain (loss)	€ (740)	€ (1,818)	€ (35)